Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Statement [Abstract]
Weighted average shares used to compute diluted	57,818,937	34,549,212	34,549,212
Net loss per common share – diluted	$ (0.38)	$ (0.39)	$ (0.39)